Prepayments (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Prepayments [Abstract]
Schedule of Prepayments
	July 31, 2023	April 30, 2023
Prepayment for inventory purchases	$1,083,820	$1,547,243
Prepaid expense – services provider	—	—
Total prepayments	$1,083,820	$1,547,243

	April 30 2023	April 30, 2022
Prepayment for inventory purchases	$1,547,243	$656,917
Prepaid expense – services provider	—	70,737
Total prepayments	$1,547,243	$727,654